REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2014
Regulatory Capital [Abstract]
REGULATORY CAPITAL
NOTE J - REGULATORY CAPITAL

The Savings Bank is subject to federally mandated minimum regulatory capital standards. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on its financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Savings Bank must meet specific capital guidelines that involve quantitative measures of the Savings Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Savings Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum federal capital standards generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement.  The tangible capital requirement provides for minimum tangible capital (defined as shareholders’ equity less all intangible assets) equal to 1.5% of adjusted total assets.  The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk.  The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets.  In computing risk-weighted assets, the Corporation multiplies the value of each asset on its statement of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

The Savings Bank is categorized as “well-capitalized” under the regulatory framework for prompt corrective action.  Additionally, management is not aware of any recent event that would cause this classification to change.  To be categorized as “well-capitalized,” the Savings Bank must maintain minimum capital ratios as set forth in the following table.

	As of December 31, 2014
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)

Tier 1 capital to risk-weighted Assets	$77,752	24.5%	≥$ 12,679	≥4.0%	≥$19,019	≥6.0%

Tangible capital	$77,752	13.9%	≥$ 8,567	≥1.5%	NA	NA

Core capital	$77,752	13.9%	≥$22,845	≥4.0%	≥$28,556	≥5.0%

Risk-based capital	$79,988	25.2%	≥$25,358	≥8.0%	≥$31,698	≥10.0%

	As of December 31, 2013
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)

Tier 1 capital to risk-weighted Assets	$77,209	24.7%	≥$ 12,495	≥4.0%	≥$18,743	≥6.0%

Tangible capital	$77,209	13.5%	≥$ 8,766	≥1.5%	NA	NA

Core capital	$77,209	13.5%	≥$23,377	≥4.0%	≥$29,221	≥5.0%

Risk-based capital	$78,899	25.3%	≥$24,991	≥8.0%	≥$31,239	≥10.0%

The Savings Bank’s management believes that, under the current regulatory capital regulations, the Savings Bank will continue to meet its minimum capital requirements in the foreseeable future.  However, events beyond the control of the Savings Bank, such as increased interest rates or a downturn in the economy in the Savings Bank’s market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.